Income Taxes	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
INCOME TAXES

NOTE 15 – INCOME TAXES

The Company is governed by the Income Tax Law of the PRC and the U.S. Internal Revenue Code of 1986, as amended. Under the Income Tax Laws of PRC, Chinese companies are generally subject to an income tax at an effective rate of 25% on income reported in the statutory financial statements after appropriate tax adjustments. The Company has a cumulative deficit from its foreign subsidiary of $3,485,177 as of December 31, 2025, which is included in the consolidated accumulated deficit.

The Company’s loss before income taxes includes the following components:

	Years Ended December 31,
	2025	2024
United States loss before income taxes	$18,175,072	$7,639,148
China loss before income taxes	85,904	264,246
Total loss before income taxes	$18,260,976	$7,903,394

Components of income taxes expense (benefit) consisted of the following:

	Years Ended December 31,
	2025	2024
Current:
U.S. federal	$-	$-
U.S. state and local	-	-
China	-	-
Total current income taxes expense	$-	$-
Deferred:
U.S. federal	$(3,585,262)	$(4,874)
U.S. state and local	(1,213,867)	(1,650)
China	77,641	93,437
Total deferred income taxes (benefit)	$(4,721,488)	$86,913
Change in valuation allowance	4,721,488	(86,913)
Total income taxes expense	$-	$-

The table below summarizes the differences between the U.S. statutory rate and the Company’s effective tax rate for the years ended December 31, 2025 and 2024:

	Years Ended December 31,
	2025	2024
U.S. federal rate	21.0%	21.0%
U.S. state rate	7.1%	6.4%
Permanent difference	(4.2)%	(1.3)%
Non-US rate differential	0.0%	0.1%
True ups	1.9%	(27.3)%
U.S. valuation allowance	(25.9)%	1.1%
Total provision for income taxes	0.0%	0.0%

For the years ended December 31, 2025 and 2024, the Company did not incur any income taxes expense since it did not generate any taxable income in those periods. The Company’s foreign entity did not pay any income taxes during the years ended December 31, 2025 and 2024.

The Company’s components of deferred taxes as of December 31, 2025 and 2024 were as follows:

	December 31, 2025	December 31, 2024
Deferred tax assets
Stock-based compensation	$1,410,079	$1,598,257
Disallowed business interest deduction	-	-
Research and development expense	81,638	106,783
Accrued directors’ compensation	102,166	104,977
Accrued settlement	301,047	140,904
Partnership investment	-	2,167,965
Lease liability	1,687	1,687
Capital loss limitation	1,846,243	149,394
Net operating loss carryforward	22,942,772	17,648,077
Total deferred tax assets, gross	26,685,632	21,918,044
Valuation allowance	(26,506,126)	(21,784,638)
Total deferred tax assets, net	$179,506	$133,406
Deferred tax liabilities
Fixed assets and intangible assets book/tax basis difference	$(179,506)	$(133,406)
Right-of-use assets	-	-
Total deferred tax liabilities	$(179,506)	$(133,406)
Net deferred tax assets	$-	$-

As of December 31, 2025 and 2024, the Company’s both federal and state net operating loss carryforwards amounted to $80,038,036 and $60,926,204, respectively. As of December 31, 2025, the Company has $77,550,482 of U.S. federal net operating loss carryovers that have no expiration date, and $2,487,555 of the federal net operating loss and state net operating loss carry-forwards begin to expire in 2035.

As of December 31, 2025, the Company had net operating loss carryforwards in China of $1,776,321 that begin to expire in 2026.

Additionally, as of December 31, 2025, $61,847 of the future utilization of the net operating loss carryforward to offset future taxable income is subject to special tax rules which may limit their usage under IRS Section 382 (Change of Ownership) and possibly the Separate Return Limitation Year (“SRLY”) rules.

A full valuation allowance has been provided against the Company’s deferred tax assets at December 31, 2025 as the Company believes it is more likely than not that sufficient taxable income will not be generated to realize these temporary differences.

The Company has been notified and assessed an IRS Section 6038 penalty of $10,000 for failure to file a foreign entity tax disclosure. The Company has appealed the penalty and awaits the Internal Revenue Service’s review of the appeal. There is no assurance such appeal will be successful.

The Company has not been audited by any jurisdiction since its inception. The Company is open for audit by the U.S. Internal Revenue Service and U.S. state tax jurisdictions from 2022 to 2025, and open for audit by the Chinese Ministry of Finance from 2021 to 2025.

There were no material uncertain tax positions as of December 31, 2025 and 2024. The Company recognizes interest and penalties related to unrecognized tax benefits as income tax expense, if any. The Company does not have any significant uncertain tax positions or events leading to uncertainty in a tax position.